Selected accounting policies (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Corporate Information And Statement Of IFRS Compliance [Line Items]
Current financial debts	$ 137	$ 63
Non-current financial debts	$ 4,550	4,676
Cumulative Effect, Period of Adoption, Adjustment
Corporate Information And Statement Of IFRS Compliance [Line Items]
Current financial debts		(82)
Non-current financial debts		$ 82